COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
COMMITMENTS AND CONTINGENCIES
Future minimum commitments

The following table summarizes the Company’s commitments as of July 31, 2016 (in thousands):

	Total	2017	2018	2019	2020	2021

Operating lease	$99	$99	$—	$—	$—	$—
Purchase commitment	1,368	316	263	263	263	263

Total	$1,467	$415	$263	$263	$263	$263

        The following table summarizes the Company's commitments as of January 31, 2016 (in thousands):

	Total	2017	2018	2019	2020	2021
Operating lease	$246	$246	$—	$—	$—	$—
Purchase commitment	1,473	421	263	263	263	263

Total	$1,719	$667	$263	$263	$263	$263